Mandatorily Redeemable Series A Preferred Stock - Summary of Series A Preferred Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Equity [Abstract]
Face value	$ 26,469	$ 26,469	$ 26,469
Unaccreted value of common stock and issuance costs	(1,628)	(1,938)
Accumulated dividends	9,083	4,218	13,231
Current year accretion of common stock and issuance costs	784	310
Net accretion of issuance & transaction cost	(844)
Total Series A Preferred Stock	$ 34,708	$ 29,059	$ 39,700